Other Liabilities Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Deferred revenue—long term	$ 245	$ 351
Asset retirement obligations	8,319	8,093
Contract obligations—long term	0	88
Other deferred expenses	64	80
Other liabilities, noncurrent	$ 8,628	$ 8,612